Provisions - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROVISIONS
Increase in actuarial assumption (as a percent)		0.50%
Decrease in actuarial assumption (as a percent)		0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,277	€ 1,237	€ 1,068
Present value of the DBO if discount rate was 50 basis points lower	1,446	1,412	1,221
Domestic Plans
PROVISIONS
Present value of the DBO if discount rate was 50 basis points higher	806	800	678
Present value of the DBO if discount rate was 50 basis points lower	912	913	775
Foreign Plans
PROVISIONS
Present value of the DBO if discount rate was 50 basis points higher	357	344	311
Present value of the DBO if discount rate was 50 basis points lower	411	398	359
Other Post Employment Plans
PROVISIONS
Present value of the DBO if discount rate was 50 basis points higher	114	93	79
Present value of the DBO if discount rate was 50 basis points lower	€ 123	€ 101	€ 87